RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Assets measured at fair value:
Cash and cash equivalents	$ 1,236	$ 1,423	$ 1,141	$ 1,202	$ 1,140	$ 998
Restricted cash	407		391
Investments in debt and equity securities	1,753		1,540
Property, plant and equipment	61,826		64,005
Liabilities measured at fair value:
Contingent consideration	(90)		(92)
Liabilities for which fair value is disclosed [Abstract]
Non Recourse Borrowings	(21,969)		(22,117)
Total	33,341		34,722
Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(3,771)		(2,731)
Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Non Recourse Borrowings	(25,313)		(26,839)
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	24		50
Liabilities measured at fair value:
Financial instrument liabilities	(1,001)		(798)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	115		90
Liabilities measured at fair value:
Financial instrument liabilities	(161)		(82)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	262		233
Liabilities measured at fair value:
Financial instrument liabilities	(72)		(105)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	85		27
Liabilities measured at fair value:
Financial instrument liabilities	(217)		(353)
Tax equity
Assets measured at fair value:
Financial instrument assets	56		27
Liabilities measured at fair value:
Financial instrument liabilities	(1,798)		$ (1,782)
Level 1
Assets measured at fair value:
Cash and cash equivalents	1,236
Restricted cash	407
Investments in debt and equity securities	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed [Abstract]
Total	(2,848)
Level 1 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,732)
Level 1 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Non Recourse Borrowings	(1,759)
Level 1 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	47
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed [Abstract]
Total	(24,582)
Level 2 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(1,039)
Level 2 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Non Recourse Borrowings	(23,554)
Level 2 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(48)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	115
Liabilities measured at fair value:
Financial instrument liabilities	(161)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	262
Liabilities measured at fair value:
Financial instrument liabilities	(72)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	85
Liabilities measured at fair value:
Financial instrument liabilities	(217)
Level 2 | Tax equity
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	1,706
Property, plant and equipment	61,826
Liabilities measured at fair value:
Contingent consideration	(90)
Liabilities for which fair value is disclosed [Abstract]
Total	60,771
Level 3 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Non Recourse Borrowings	0
Level 3 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	24
Liabilities measured at fair value:
Financial instrument liabilities	(953)
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Assets measured at fair value:
Financial instrument assets	56
Liabilities measured at fair value:
Financial instrument liabilities	$ (1,798)